Revenue - Schedule of Utility Infrastructure Services Contracts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	$ 280,470	$ 224,724
Allowance for doubtful accounts	(2,154)	(820)
Contracts receivable, net	278,316	223,904
Billed on completed contracts and contracts in progress
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	273,778	216,268
Other Receivables [Member]
Disaggregation of Revenue [Line Items]
Contracts receivable, gross	$ 6,692	$ 8,456